SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
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SEGMENT INFORMATION

6 SEGMENT INFORMATION

The Company does not distinguish different operating segments.

The income was derived from five pharmaceutical partners, namely AbbVie, Merck KGaA, Merck & Co., Inc., Sanofi and Novo Nordisk. Moreover, in 2017 more than 80% of the income originated from three parties, one party was responsible for 29% of the income, two other parties represented 27% each.

In 2016 more than 85% of the income originated from three parties, one party was responsible for more than 40% of the income, two other parties represented between 19% and 25% each. In 2015, one party represented more than 50% of the revenues, two other parties represented between 15% and 23% each.